UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Southport Management L.L.C.

Address:    3465 North Pines Way, STE 104 #25009
            Wilson, WY 83014

13F File Number: 028-14966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John Dawson
Title:      Managing Member
Phone:      (307) 733-9000

Signature, Place and Date of Signing:


/s/ Jon Dawson                    Wilson, WY               February 14, 2013
-----------------------   -------------------------    -------------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $67,343
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-13190               Southport Management Limited Partnership

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2012
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8

                                                            VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)  PRN AMT PRN CALL DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------     -----      -------  ------- --- ---- ----------  -----    ----      ------ ----
ABAXIS INC                    COM               002567105  3,147      84,831 SH       SOLE                  84,831   0      0
ALPHA NATURAL RESOURCES INC   COM               02076X102    292      30,000 SH       SOLE                  30,000   0      0
AMERICAN CAP LTD              COM               02503Y103    361      30,000 SH       SOLE                  30,000   0      0
AMERICAN INTL GROUP INC       COM NEW           026874784  3,530     100,000 SH       SOLE                 100,000   0      0
BANK OF AMERICA CORPORATION   COM               060505104    871      75,000 SH       SOLE                  75,000   0      0
BROADCOM CORP                 CL A              111320107    664      20,000 SH       SOLE                  20,000   0      0
CHUBB CORP                    COM               171232101    377       5,000 SH       SOLE                   5,000   0      0
CIENA CORP                    COM NEW           171779309    314      20,000 SH       SOLE                  20,000   0      0
CITRIX SYS INC                COM               177376100  2,953      45,000 SH       SOLE                  45,000   0      0
CONTINENTAL RESOURCES INC     COM               212015101  3,282      44,660 SH       SOLE                  44,660   0      0
CROWN CASTLE INTL CORP        COM               228227104  2,578      35,730 SH       SOLE                  35,730   0      0
DELTA AIR LINES INC DEL       COM NEW           247361702  1,187     100,000 SH       SOLE                 100,000   0      0
DIANA SHIPPING INC            COM               Y2066G104    183      25,000 SH       SOLE                  25,000   0      0
EBAY INC                      COM               278642103  4,539      89,000 SH       SOLE                  89,000   0      0
EVEREST RE GROUP LTD          COM               G3223R108  5,923      53,870 SH       SOLE                  53,870   0      0
FIFTH THIRD BANCORP           COM               316773100    456      30,000 SH       SOLE                  30,000   0      0
FIRST SOLAR INC               COM               336433107    926      30,000 SH       SOLE                  30,000   0      0
HEALTHCARE SVCS GRP INC       COM               421906108    232      10,000 SH       SOLE                  10,000   0      0
ISHARES SILVER TRUST          ISHARES           46428Q109  3,260     111,000 SH       SOLE                 111,000   0      0
LIMITED BRANDS INC            COM               532716107  4,471      95,000 SH       SOLE                  95,000   0      0
METLIFE INC                   COM               59156R108  2,695      81,830 SH       SOLE                  81,830   0      0
MYLAN INC                     COM               628530107  5,278     192,265 SH       SOLE                 192,265   0      0
PEABODY ENERGY CORP           COM               704549104    266      10,000 SH       SOLE                  10,000   0      0
PFIZER INC                    COM               717081103  3,448     137,500 SH       SOLE                 137,500   0      0
PHILLIPS 66                   COM               718546104    254       4,777 SH       SOLE                   4,777   0      0
PROSHARES TR                  PSHS ULTSH 20YRS  74347B201  1,586      25,000 SH       SOLE                  25,000   0      0
PROSHARES TR                  PSHS ULSHT SP500  74347B300  4,058      75,000 SH       SOLE                  75,000   0      0
RED HAT INC                   COM               756577102  2,913      55,000 SH       SOLE                  55,000   0      0
SIRIUS XM RADIO INC           COM               82967N108  1,228     425,000 SH       SOLE                 425,000   0      0
SKYWEST INC                   COM               830879102    374      30,000 SH       SOLE                  30,000   0      0
SOUTHWEST AIRLS CO            COM               844741108    768      75,000 SH       SOLE                  75,000   0      0
SOUTHWESTERN ENERGY CO        COM               845467109  1,954      58,500 SH       SOLE                  58,500   0      0
TILLYS INC                    CL A              886885102    135      10,000 SH       SOLE                  10,000   0      0
TJX COS INC NEW               COM               872540109  1,167      27,500 SH       SOLE                  27,500   0      0
TRAVELERS COMPANIES INC       COM               89417E109  1,077      15,000 SH       SOLE                  15,000   0      0
UNITED STATES STL CORP NEW    COM               912909108    596      25,000 SH       SOLE                  25,000   0      0

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